UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type.


1.     Name and address of issuer:

       Variable Annuity Account
       400 Robert Street North
       St. Paul, Minnesota  55101-2098

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                                                        /X/

3.     Investment Company Act File Number:    811-4294

       Securities Act File Number:  2-97564, 33-12333, 33-80788, 33-62147,
                                    333-79069, 333-79049, 333-91784,333-111067
                                    333-136242, 333-140230

4(a).  Last day of fiscal year for which this Form is filed:  12/31/2014

4(b).  / /  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  / /  Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during  	$1,570,258,558
              the fiscal year pursuant to section 24(f):

       (ii)   Aggregate price of securities redeemed or         $1,099,364,470
              repurchased during the fiscal year:

       (iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1997
              that were not previously used to reduce
              registration fees payable to the                            $0
              Commissioner:

       (iv)   Total available redemption credits [add           $1,099,364,470
              Items 5(ii) and 5(iii):

       (v)    Net sales -- if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from              $470,894,088
              Item 5(i)]:


     ------------------------------------------------------------------
     / (vi)   Redemption credits available for use in  $0             /
     /        future years -- if Item 5(i) is less than               /
     /        Item 5(iv) [subtract Item 5(iv) from                    /
     /        Item 5(i)]:                                             /
     ------------------------------------------------------------------

       (vii)  Multiplier for determining registration fee        x .0001162
              (See Instruction C.9):                              _________

       (viii) Registration fee due [multiply Item 5(v) by      =$ 54,717.89
              Item 5(vii)] (enter "0" if no fee is due):           ________
                                                                   ________

6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
    __________.

7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$ 0
								   ________

8.  Total of the amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:                   =$ 54,717.89
                                                                   ________
                                                                   ________

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 3/27/2014

            Method of Deliver:

                 /X/  Wire Transfer
                 / /  Mail or other means


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/   Daniel Wirig, Manager, Fund Accounting
                             _________________________________________________


                             _________________________________________________


Date March 13, 2015

* Please print the name and title of the signing officer below the signature.